Government Fees And Other Taxes	12 Months Ended
Mar. 31, 2024
Government Fees And Other Taxes [Abstract]
GOVERNMENT FEES AND OTHER TAXES
4.	GOVERNMENT FEES AND OTHER TAXES

Government fees and other taxes consist of:

	Years ended March 31,
	2024	2023
Government fees	$61	$69
Other taxes	2,580	2,319
	$2,641	$2,388

Government fees include environmental protection fees paid to the state and local Chinese government. Other taxes were composed of surtax on value-added tax, land usage levy, stamp duty and other miscellaneous levies, duties and taxes imposed by the state and local Chinese government.